Expense Example - Tax Exempt Intermediate-Term Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	51	160	280	628	45	150	272	627	300	472	670	1,242